REVENUES (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue [Abstract]
Revenues		¥ 958,467	$ 146,891	¥ 1,529,447	¥ 1,271,888
Educational Programs [Member]
Revenue [Abstract]
Revenues	[1]	872,877	133,774	1,332,372	1,102,254
Franchise revenues [Member]
Revenue [Abstract]
Revenues	[2]	82,084	12,580	156,509	125,341
Other [Member]
Revenue [Abstract]
Revenues		¥ 3,506	$ 537	¥ 40,566	¥ 44,293

[1]	To be consistent with our management reporting framework, revenues from educational programs include revenues generated by The Edge starting from the first quarter of 2019 and revenues generated from Can-Talk starting from the first quarter of 2020. Revenues from educational programs in previous years have been adjusted to take this into account.
[2]	Initial franchise fees amounted to RMB19,904, RMB20,569 and RMB25,333 (US$3,883), and recurring franchise fees amounted to RMB105,310, RMB135,940 and RMB56,751 (US$8,697) for the years ended December 31, 2018, 2019 and 2020, respectively.